Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 82,200,000	$ 56,112,000	$ 99,499,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	48,205,000	33,886,000	31,368,000
Amortization	1,389,000	1,314,000	1,412,000
Gain on disposal of fixed assets	(988,000)	(1,400,000)	(268,000)
Allowance for doubtful accounts	378,000	0	0
Share-based compensation expense	23,723,000	12,861,000	10,379,000
Research and development expenses undertaken by Sohu	707,000	788,000	1,105,000
Impairment of long-term investment	230,000	0	0
Change in fair value of financial instruments	(927,000)	(823,000)	0
Deferred tax benefit	(4,117,000)	(3,091,000)	(7,779,000)
Changes in assets and liabilities
Accounts receivable	(26,955,000)	(13,796,000)	(14,145,000)
Prepaid and other current assets	(8,679,000)	155,000	1,881,000
Due from related parties	26,807,000	113,000	4,762,000
Other assets	(816,000)	(2,542,000)	(2,759,000)
Accounts payable	22,284,000	20,750,000	12,627,000
Accrued and other short-term liabilities	29,079,000	44,198,000	29,767,000
Receipts in advance	2,936,000	(2,850,000)	9,892,000
Accrued salary and benefits	5,561,000	6,556,000	4,636,000
Taxes payable	42,808,000	(9,185,000)	20,307,000
Due to related parties	(61,637,000)	6,618,000	3,307,000
Net cash provided by operating activities	182,188,000	149,664,000	205,991,000
Cash flows from investing activities
Cash received from disposal of fixed assets	1,739,000	1,405,000	276,000
Purchase of fixed assets	(64,025,000)	(86,372,000)	(61,266,000)
Purchase of intangible assets	(130,000)	(523,000)	(272,000)
Purchase of long-term investments	(7,008,000)	(8,162,000)	(14,589,000)
Cash paid for a business combination, net of cash acquired	0	0	(30,000)
Purchase of financial instruments	(345,508,000)	(52,412,000)	0
Proceeds from financial instruments	7,718,000	51,260,000	0
Net cash used in investing activities	(407,214,000)	(94,804,000)	(75,881,000)
Cash flows from financing activities
Proceeds from exercise of options under Sogou 2010 Share Incentive Plan	1,000	4,000	0
Repurchase of Pre-IPO Series A Preferred Shares	0	0	(99,822,000)
Repurchase of Pre-IPO Class A Ordinary Shares	(3,190,000)	0	0
Proceeds from issuance of Class A Ordinary Shares in IPO, net of issuance costs of US$36,239	622,131,000	0	0
Net cash (used in)/provided by financing activities	618,942,000	4,000	(99,822,000)
Effect of exchange rate changes on cash and cash equivalents	14,213,000	(13,270,000)	(10,077,000)
Net increase in cash and cash equivalents	408,129,000	41,594,000	20,211,000
Cash and cash equivalents at beginning of the year	286,078,000	244,484,000	224,273,000
Cash and cash equivalents at end of the year	694,207,000	286,078,000	244,484,000
Supplemental cash flow disclosure:
Income tax paid	6,171,000	14,078,000	0
Supplemental schedule of non-cash investing activity:
Fixed assets in accrued liabilities and accounts payable	658,000	1,079,000	199,000
Supplemental schedule of non-cash financing activity:
Contribution from Sohu resulting from waived research and development expense paid by Sohu on behalf of the Sogou Group	707,000	788,000	1,105,000
Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Supplemental schedule of non-cash financing activity:
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares	20,000,000	0	0
Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Supplemental schedule of non-cash financing activity:
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares	$ 224,404,000	$ 0	$ 0